Short-Term Investments	12 Months Ended
Dec. 31, 2018
Investments Debt And Equity Securities [Abstract]
Short-Term Investments
3.	SHORT-TERM INVESTMENTS

Short-term investments consist of various financial products with unsecured principal from financial institutions in China at original maturity less than one year when purchased. While these financial products are not publicly traded, the Group estimated that their fair value approximated the costs considering their short-term maturities and high credit quality.

	As of December 31,
	2017	2018
	RMB	RMB
Short-term investments	353,070	1,028,564

No impairment loss was recognized for the three years ended December 31, 2016, 2017 and 2018.